Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of income tax laws of various jurisdictions
	For the Years Ended December 31,
	2018	2017

Tax expense at statutory rate US	21%	34%
Foreign income not recognized in the U.S.	(21)%	(34)%

PRC enterprise income tax rate	25%	25%
Changes in valuation allowance and others	(25)%	(25)%

Effective income tax rates	-	-

Schedule of loss before income taxes from continuing operations
	For the Years Ended December 31,
	2018	2017

Non-PRC	$(90,759)	$(105,628)
PRC	(3,472,208)	(3,595,776)

Total	$(3,562,967)	$(3,701,404)

Schedule of deferred income tax assets and liabilities

	December 31, 2018	December 31, 2017

Deferred tax assets:
Accrued interest payable	$21,839	$23,089
Accruals	32,546	34.409
Provision for loan losses	19,372	-

Total	$73,757	$57,498
Less: Valuation allowance	(73,757)	(57,498)
Total deferred tax assets, net	$-	$-

	December 31 2018	December 31, 2017

Deferred tax liabilities:
Accrued interest receivable	$34,516	$36,232
Accrued interest payable	44716	47,275
Total deferred liabilities	$79,232	$83,507